Cover	May 12, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (“Original Report”) filed by Network CN Inc. (“the Company”) with the U.S. Securities and Exchange Commission on April 26, 2023. This Form 8-K/A is being filed solely to correct certain clerical errors on the number of bonus shares pursuant to the terms of employment contract of Mr. Yang from 466,982 restricted shares to 565,980 restricted shares. Except for this typographical mistake, there is no other change to the Original Report.
Document Period End Date	May 12, 2023
Entity File Number	000-30264
Entity Registrant Name	NETWORK CN INC.
Entity Central Index Key	0000934796
Entity Tax Identification Number	90-0370486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Unit 705B, 7th Floor
Entity Address, Address Line Two	New East Ocean Centre
Entity Address, Address Line Three	9 Science Museum Road
Entity Address, City or Town	TST
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9625 0097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NWCN
Security Exchange Name	NONE
Entity Emerging Growth Company	false